Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Sales and marketing expenses (Details) - Sales and marketing expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Income Statement [Line Items]
Personnel costs	€ 3,183	€ 2,921	€ 2,795
Depreciation and amortization	1,176	1,723	741
Other	480	705	260
Office expenses	99	191	123
Total sales and marketing expenses	€ 4,938	€ 5,540	€ 3,919